Share-Based Payments Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 19, 2015	Dec. 31, 2015 USD ($) Share-based_Compensation_Plans $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 29, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | Share-based_Compensation_Plans		1
Class B common stock, non-voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, issued shares | shares		172,500,000	169,900,000	167,200,000	164,200,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of SBC award		10 years
Annual vesting percentage		33.33%
Award vesting period		3 years
Awards granted (in shares) | shares		100,000	200,000	200,000
Equity instruments other than options, nonvested, weighted average grant date fair value | $ / shares		$ 13.98	$ 12.78	$ 8.39
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Awards granted (in shares) | shares		200,000	300,000	300,000
Equity instruments other than options, nonvested, weighted average grant date fair value | $ / shares		$ 71.45	$ 57.84	$ 42.74
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested, weighted average grant date fair value | $ / shares		$ 79.34	69.78	$ 50.56
PUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Awards granted (in shares) | shares		0
Granted, weighted-average grant date fair value (in dollars per unit) | $ / shares		$ 0.00
Equity instruments other than options, nonvested, weighted average grant date fair value | $ / shares		$ 0.00	$ 3.22
Share-based Compensation Arrangement by Share-based Payment Award Payout Value Low End of Range		0
Performance units, payout value high end of range		2
Stock options outstanding, intrinsic value | $		$ 0.0	$ 1.7
PUs | Class B common stock, non-voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, issued shares | shares		0
Performance shares (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares) | shares		100,000	200,000	200,000
Granted, weighted-average grant date fair value (in dollars per unit) | $ / shares		$ 74.42	$ 58.69	$ 43.10
Equity instruments other than options, nonvested, weighted average grant date fair value | $ / shares		$ 57.01	$ 50.49
Performance shares (PSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		12.73%	12.45%	12.18%
Performance shares (PSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		62.28%	72.41%	69.37%
SOSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of SBC award		10 years
Award vesting period		3 years
Awards granted (in shares) | shares		0	0	0
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Extension Period	10 years